Employee-related expenditure - Analysis of employee costs (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Employee-related expenditure
Labour	R 35,317	R 35,579	R 33,655
Salaries, wages and other employee-related expenditure	32,954	33,255	31,415
Post-retirement benefits	2,363	2,324	2,240
Share-based payment expenses	914	986	1,033
equity-settled	914	986	1,033
Total employee-related expenditure	36,231	36,565	34,688
Less: costs capitalised to projects	(933)	(1,100)	(1,144)
Total employee benefits expense	R 35,298	R 35,465	R 33,544